Consolidated Statements of Loss and Other Comprehensive (Loss)/Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Diluted	$ (17.92)	$ (102.43)	$ (143.21)